Note 5 - Intangible Property: Schedule of Intangible Assets and Goodwill (Tables)	3 Months Ended
Nov. 30, 2014
Tables/Schedules
Schedule of Intangible Assets and Goodwill

Intangible Property	November 30, 2014	August 31,2014
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Good wil1 Purchased	5,000	5,000
Less Amortization	(189,109)	(170,619)
	$ 1,392,483	$ 1,410,973